Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2011	Dec. 31, 2010	Dec. 07, 2010
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 2,948	$ 14,685
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01		$ 0.01	$ 20
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	250,000,000	500
Common stock shares issued	131,875,128	131,725,128
Common stock shares outstanding	131,875,128	131,725,128